Common Stock	12 Months Ended
Dec. 31, 2021
Common Stock [Abstract]
COMMON STOCK	11. COMMON STOCK Following the Business Combination Closing on September 22, 2021, 970,000 shares of MoneyLion Class A Common Stock were redeemed for $9,700.